UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2006

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Institutional Social Equity FundSM

Semi-Annual Report (Unaudited)
January 31, 2006

The Way You Invest Matters®

Table of Contents

2	Letter from the President
4	Performance Commentary
7	Expense Example
9	Social Profiles
Domini Social Index Trust
13	Portfolio of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
Domini Institutional Social Equity Fund
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statements of Changes in Net Assets
32	Financial Highlights
33	Notes to Financial Statements
35	Proxy Voting Information
35	Quarterly Portfolio Schedule Information
Back Cover	For More Information

Letter from the President

Dear Fellow Shareholders:

As I reflect on the second half of last year, I am haunted by the anguished faces of the survivors of Hurricane Katrina in New Orleans. The virtual abandonment of the survivors — especially the many residents of poor African American neighborhoods who lacked the resources to escape the flooding — prompted shame and anger, and was seen as a national disgrace. The cost of neglecting the needs and opinions of minorities has also emerged in other parts of the world. Riots in France and elsewhere in Europe, for example, made it clear that Muslims are far from integrated into many societies.

A commitment to diversity, including attention to the rights of women and minorities, is one of the key areas of corporate behavior that Domini considers when evaluating its investments. In this year's Semi-Annual Report, we focus on diversity in the Social Profiles for each of our mutual funds.

We have long believed that by including women and ethnic minorities in their leadership and workforce, companies may enhance not only their  bottom line but also provide long-term benefits to the economy and society.

We believe that shareholders can benefit when a company draws on diverse viewpoints to understand a rapidly changing marketplace, and that corporate governance can improve when a company's management and board of directors include the voices of women and minorities. Employees are stimulated by new ideas and new points of view, and female and minority employees do their best work in an environment that supports them.

By creating opportunities for women and minorities, diversity can also alleviate the concentration of power and wealth in society and therefore help safeguard basic civil rights and democracy itself.

Progress may come as attitudes evolve in a society, as women and minorities press for their rights through protest and through the courts, and as companies recognize that women and minorities can provide leadership as effective and innovative as that of white men. In this Semi-Annual Report, we profile six U.S. companies with notable records in diversity.

In 1994, according to KLD Research & Analytics, Inc., approximately 25.6% of the companies in the S&P 500 had no women on their board of directors or among senior level managers. Ten years later that percentage had dropped to 11.4%. We consider this figure still too high.

Boards should nominate the most qualified people to serve, and when we see an all-white, all-male board we can reasonably question whether the board has sought the most qualified candidates. To emphasize this point, we withhold our proxy votes from non-diverse boards, and write to the company to explain why. From time to time, more proactive steps are called for. For example, for the 2006 proxy voting season, we filed shareholder resolutions challenging Monster Worldwide to diversify its board, which appears to be entirely white and male based on publicly available information, and calling on Home Depot to disclose its Equal Employment Opportunity data.

Sometimes diversity may have unexpected benefits. In 1971, General Motors responded to a shareholder resolution by appointing the Rev. Leon Sullivan to its board: one of the first African Americans to serve on the board of a major U.S. corporation. During his tenure on the board, Sullivan created the famous Sullivan Principles, a code of conduct for foreign corporations that wished to do business in apartheid South Africa.

By holding corporations to a higher standard and pressing them to disclose the details of their employment practices, the Sullivan Principles became a critical tool for changing corporate behavior, produced a wealth of information for investors, and contributed to the downfall of the apartheid regime. One small step taken to help level inequality — in this case, putting an African American man on the board of what was one of America's most powerful and successful corporations — can help change the world.

Diversity is an ever-present consideration when we evaluate and interact with corporations, though it does not mean that we will only invest in companies run by women, or companies with diverse boards. The birth of social investing did not change the world overnight. We therefore must invest in imperfect companies, with a goal of improving their social and environmental performance through responsible ownership.

As a Domini shareholder, you are part of a community of social investors who are working toward the ultimate goal of creating a more just and sustainable economic system. We thank you for joining us in this important effort. Advancing diversity is only one of the many ways in which you help ensure not only that the American economy continues to generate prosperity into the future, but that prosperity is enjoyed by more than a few.

Very truly yours,

Amy Domini
amy@domini.com

Domini Institutional Social Equity Fund

PERFORMANCE COMMENTARY

Despite the devastating impact of Hurricane Katrina and the spike in oil prices that followed, stocks posted gains during the six-month period ended January 31, 2006. After trending downward for the first three months of the period, positive performance for the next three months caused the period to end with an increase of 4.67% for the large-cap S&P 500 index and 8.53% for the small-cap Russell 2000 index.

Economic growth continued during the period, but with signs that we may be nearing the end of the cycle of expansion. Growth in gross domestic product (GDP) for the last two quarters of 2005 was reported to be 4.1% and 1.6%, respectively. The decline in the fourth quarter was largely attributed to Katrina. Corporate earnings showed surprising strength in 2005, increasing approximately 14% over 2004, but Standard & Poor's expected earnings to decrease in 2006. A slowdown in earnings is consistent with the later stages of economic expansions.

Comments by the Federal Reserve Board after its latest interest rate increase in January suggested that the Fed believed economic expansion would continue and that it was concerned about the potential for inflation due to higher energy prices and higher use of manufacturing capacity. January data showed an increase of 193,000 in nonfarm jobs, helping to continue a trend in the decline of the unemployment rate to 4.7%. The number of discouraged workers (those not looking for work because they believe no jobs are available) declined to 396,000, a decrease of 119,000 over the previous year.

The effect of Hurricane Katrina on oil prices heightened awareness that oil prices will remain vulnerable to production interruptions. After peaking at approximately $70 a barrel, oil prices declined, only to increase again in late 2005 and early 2006 because of speculation about the interruption of oil supplies due to diplomatic uncertainties over Iran's potential to develop nuclear weapons.

For the six months ended January 31, the Fund underperformed the Standard & Poor's 500 Index (S&P 500) by 1.28%. The performance of the Fund relative to the S&P 500 was hurt in part by its underweighting to the energy sector, although positive return due to stock selection partially offset this effect. The relative performance of the Fund was also hurt by its overweighting to the information technology sector. Negative return due to stock selection contributed to this effect. The Fund was hurt in particular by its overweighting to Dell and Intel.

The relative performance of the Fund was helped in part by its underweighting to the industrials and utilities sectors. The Fund added positive return due to stock selection within the industrials sector, in particular by its avoidance of General Electric, excluded because of the company's involvement in military weapons and nuclear power.

The Domini Institutional Social Equity Fund invests in the Domini Social Index Trust. The table and the bar chart below provide information as of January 31, 2006, about the ten largest holdings of the Domini Social Index Trust and its portfolio holdings by industry sector.

TEN LARGEST HOLDINGS

COMPANY	% OF NET ASSETS	COMPANY	% OF NET ASSETS
Microsoft Corporation	4.30	Cisco Systems Inc.	1.90
Procter & Gamble	3.31	Wells Fargo & Co	1.74
Johnson & Johnson	2.86	AT&T Inc	1.69
JP Morgan Chase & Co.	2.32	Pepsico Inc	1.58
Intel Corp	2.14	Verizon Communications Inc	1.54

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

The holdings mentioned above are described in the Domini Social Index Trust's (DSIT) Portfolio of Investments at January 31, 2006, included herein. The composition of the DSIT is subject to change.

Domini Institutional Social Equity Fund — Performance Commentary  5

Average Annual Total Returns

		Domini Institutional Social Equity Fund (DISEF)	S&P 500
As of 12-31-05	1 Year	2.52%	4.91%
	5 Year	0.12%	0.54%
	10 Year(1)	9.11%	9.07%
	Since Inception(1)	10.37%	10.49%
As of 1-31-06	1 Year	7.97%	10.38%
	5 Year	−0.32%	0.37%
	10 Year(1)	9.02%	8.99%
	Since Inception(1)	10.47%	10.62%

Comparison of $10,000 Investment in the
Domini Institutional Social Equity Fund and S&P 500

Past performance is no guarantee of future results. The Fund's returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 60 days after the settlement of purchase or acquisition through exchange, with certain exceptions. See the Fund's prospectus for further information.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund's average annual total returns would have been lower had these not been waived.

The Standard & Poor's 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

(1)

The Domini Institutional Social Equity Fund, which commenced operations on May 30, 1996, invests all of its assets in the Domini Social Index Trust (DSIT), which has the same investment objectives as the Fund. The DSIT commenced operations on June 3, 1991. Performance prior to the Fund's commencement of operations is the performance of the DSIT adjusted for expenses of the Fund.

This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/06

6  Domini Institutional Social Equity Fund — Performance Commentary

Domini Institutional Social Equity Fund

Expense Example

As a shareholder of the Domini Institutional Social Equity Fund, you incur two types of costs:

•

Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the Fund after holding them less than 60 days

•

Ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2005, and held through January 31, 2006.

Actual Expenses

The line of the table captioned "Actual Expenses" below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

•

Divide your account value by $1,000.

•

Multiply your result in step 1 by the number in the first line under the heading "Expenses Paid During Period" in the table.

•

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domini Institutional Social Equity Fund	Beginning Account Value as of 8/1/2005	Ending Account Value as of 1/31/2006	Expenses Paid During Period* 8/1/2005 – 1/31/2006
Actual Expenses	$1,000.00	$1,033.90	$2.05
Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.81	$2.04

*

Expenses are equal to the Fund's annualized expense ratio of 0.40% multiplied by average account value over the period, multiplied by 184, and divided by 365. The example reflects the aggregate expenses of the Fund and the Domini Social Index Trust, the underlying portfolio in which the Fund invests.

8  Domini Institutional Social Equity Fund — Expense Example

Domini Institutional Social Equity Fund

Social Profiles

Diversity

In this year's Semi-Annual Report we discuss several companies in the Fund's portfolio that are headed by women or minorities and that have a particularly strong commitment to diversity. (Of the companies in the Domini 400 Social Index, 39 or 9.8% have CEOs who are women or minorities, versus 28 or 5.6% for the S&P 500.) The CEOs of Radio One and WGL Holdings are African American, the CEO of Cathay General Bancorp is Asian American, the CEO of Molina Healthcare is Latino, and the CEOs of Claire's Stores and eBay are women.

Radio One

Ticker: ROIA	Website: www.radio-one.com
Market Capitalization: $136 Million

Catherine L. Hughes is the first African American woman to head a publicly traded company. As of 2005, the company she founded included 70 radio stations with more than 13.5 million listeners. Radio One's CEO is Ms. Hughes' son, Alfred C. Liggins III. In 2004, he launched TV One, a cable and satellite network aimed at an African American audience. In 2005, he bought a 51% interest in Reach Media, which sponsors the Tom Joyner Morning Show, a syndicated radio show broadcast on about 115 radio stations.

Interviewed in 2005, Catherine Hughes said that about 70% of Radio One's 1,800 employees are African American. "Nobody in the broadcasting business has given or continues to give more opportunity to African Americans than Radio One and now, TV One. Given the very small number of African Americans in the entire broadcasting business, our numbers are staggeringly high."

As of September 2004, one woman (Ms. Hughes) and five minorities (including Ms. Hughes and her son, Alfred C. Liggins, III) served on the company's seven-member board of directors.

WGL Holdings

Ticker: WGL	Website: www.wglholdings.com
Market Capitalization: $1.52 Billion

WGL Holdings, which distributes natural gas in Washington, D.C., serves a city that is primarily African American, and it is one of the few public utilities to be led by an African American CEO.

In 1983, Washington Gas established the Washington Area Fuel Fund, which helps pay for fuel to heat the homes of people in financial need. The Fund is administered by the Salvation Army, while Washington Gas pays all of its administrative expenses. According to the company, the Fund has raised more than $15.8 million and helped more than 187,000 people.

WGL has shown a strong commitment to supporting minority-owned and women-owned businesses through its purchases of goods and services. WGL is unusual in having hired minority-owned investment firms as agents for the sale of its taxable medium-term notes.

As of January 2005, the eight-member board of WGL Holdings included two women and four minorities, including CEO James H. DeGraffenreidt Jr.

Cathay General Bancorp

Ticker: CATY	Website: www.cathaybank.com
Market Capitalization: $1.79 Billion

Cathay General Bancorp is the holding company of Cathay Bank, founded in 1962, which is the oldest Chinese American commercial bank in the country.

Many of Cathay General Bancorp's employees speak both English and either Vietnamese or one or more Chinese dialects, and are therefore able to serve the bank's customers more effectively. In January 2005, Cathay announced that the Cathay Bank Foundation would donate $50,000 to the American Red Cross to help victims of the December 2004 tsunami.

The company exceeds federal maternity leave requirements by granting additional weeks of maternity leave beyond the federal government's mandate of 12 weeks of unpaid leave. In 2002, the company told KLD that it prohibits discrimination based on sexual orientation.

As of March 2005, the eleven-member board of Cathay included ten Asian Americans, including CEO Dunson Cheng. As of March 2005, the four top officers of the company were all Asian American.

Molina Healthcare

Ticker: MOH	Website: www.molinahealthcare.com
Market Capitalization: $527 Million

Molina Healthcare was founded by Dr. C. David Molina, the father of the company's current CEO, Dr. J. Mario Molina. The senior Dr. Molina started the company specifically to treat low-income patients. He met opposition from medical colleagues, including the reluctance of specialists

10  Domini Institutional Social Equity Fund — Social Profiles

to accept referrals for Medicaid patients. Now the company has health plans in six states and operates 21 primary care clinics in California.

Molina Healthcare has been commended for being one of the first companies to hire a cultural anthropologist to deal with the variety of languages and cultures where it operates. Although Latinos account for 40% of the company's clientele, it also serves large numbers of Vietnamese, Cambodian, and Russian patients. In 2004, Molina Healthcare received a $10,000 Innovation Award from the nonprofit Center for Health Care Strategies for increasing immunization rates among African Americans in its Michigan division.

As of March 2005, two women (Sally Richardson and Ronna Romney) and two minorities (J. Mario Molina and John Molina) served on the company's seven-member board of directors.

Claire's Stores

Ticker: CLE	Website: www.clairestores.com
Market Capitalization: $3.15 Billion

Claire's Stores, which operates mall-based stores that sell fashion jewelry targeted towards teenagers, has not one but two female CEOs. In November 2003, when company founder Rowland Schaefer retired, his daughters Bonnie and Marla Schaefer were appointed co-chairs and co-CEOs. In 2005, Marla Schaefer was quoted as saying, "Our goal is to keep the business healthy, keep inventories in line and keep moving forward.... We don't run the business for Wall Street. We run it for our shareholders and employees and customers."

As of January 2006, three women (including Bonnie and Marla Schaefer) served on the company's seven-member board of directors, and four of the six top officers were women. As of January 2006, according to the Human Rights Campaign, Claire's includes sexual orientation in its written nondiscrimination policy.

eBay

Ticker: EBAY	Website: www.ebay.com
Market Capitalization: $49.26 Billion

From 1997, the year before Meg Whitman became CEO of eBay, to the end of 2005, the company's revenues grew from $5.7 million to $4.6 billion — making it one of the fastest-growing companies in history.

eBay has been recognized as a leader in creating online, person-to-person auctions. In 2000, the company was awarded a Computerworld Smithsonian Award for "creating a new global marketplace and trading

Domini Institutional Social Equity Fund — Social Profiles  11

community." As of 2004, according to Fortune magazine, an estimated 430,000 people earned all or most of their income selling on eBay's website. A case study on eBay's innovations was added to the permanent research collection at the Smithsonian National Museum of American History. Whitman and her team have been praised for creating a "company of tomorrow" that combines a small staff and a high profit margin.

As of March 2004, two women (including Ms. Whitman) served on the company's nine-member board of directors.

The Fund invests in a portfolio designed to replicate the Domini 400 Social Index.SM All companies in the Fund's portfolio are measured against multiple standards of corporate accountability. We seek to avoid companies that manufacture alcohol, tobacco, or firearms, derive revenues from gambling operations, own or operate nuclear power plants, or earn significant revenues from weapons contracting. Before investing in any company, KLD Research & Analytics, Inc. (KLD) evaluates its social profile by weighing both strengths and weaknesses in the areas of community impact, diversity, employee relations, the environment, human rights, and product safety and usefulness. KLD is responsible for maintaining the Domini 400 Social Index and developing and applying its social and environmental standards. Special thanks to KLD for allowing us to reproduce portions of its research in these pages.

For extensive information about how we use social and environmental standards to choose our investments, including brief social profiles of every company in the Fund's portfolio, visit www.domini.com.

Unlike other mutual funds, the Domini Institutional Social Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio with an identical investment objective called the Domini Social Index Trust (DSIT). The companies discussed above can be found in the DSIT's Portfolio of Investments at January 31, 2006, included herein. The composition of the DSIT is subject to change.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

Domini 400 Social IndexSM is a service mark of KLD Research & Analytics, Inc. (KLD), which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Index but is not the manager of the Domini Social Index Trust, the Domini Social Equity Fund, the Domini Institutional Social Equity Fund and the Domini Social Equity Portfolio. Certain portions of these social profiles are copyright © 2006 by KLD and are reprinted here by permission. 03/06

12  Domini Institutional Social Equity Fund — Social Profiles

Domini Social Index Trust

Portfolio of Investments

January 31, 2006 (unaudited)

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Security	Shares	Value
Consumer Discretionary 14.7%
American Greetings Corporation, Class A	16,300	$332,683
AutoZone, Inc. (a)	14,231	1,391,080
Bandag, Inc.	2,400	107,088
Bed Bath & Beyond (a)	76,400	2,858,124
Best Buy Co., Inc.	105,200	5,329,432
Black & Decker Corp.	20,200	1,743,260
Bright Horizons Family Solutions, Inc. (a)	6,400	250,112
Centex Corporation	32,600	2,327,314
Champion Enterprises, Inc. (a)	20,200	276,942
Charming Shoppes, Inc. (a)	24,400	296,704
Circuit City Stores, Inc.	39,400	993,274
Claire's Stores, Inc.	26,000	823,160
Comcast Corporation, Class A (a)	556,058	15,469,534
Cooper Tire and Rubber Company	17,400	260,826
Dana Corporation	39,500	192,365
Darden Restaurants, Inc.	33,100	1,345,846
DeVry, Inc. (a)	15,000	344,850
Disney (Walt) Company (The)	492,300	12,460,113
Dollar General Corporation	81,551	1,378,212
Dow Jones & Company	15,400	585,354
eBay Inc. (a)	292,572	12,609,853
Emmis Communications Corporation, Class A (a)	8,860	157,619
Family Dollar Stores Inc.	40,500	969,975
Foot Locker, Inc.	40,600	922,432
Gaiam, Inc. (a)	2,200	31,350
Gap Inc.	146,897	2,657,367
Genuine Parts Company	44,700	1,901,091
Harley-Davidson, Inc.	70,400	3,768,512
Harman International Industries, Inc.	16,920	1,861,200
Hartmarx Corporation (a)	8,500	72,420
Home Depot, Inc. (The)	544,144	22,065,039
Horton (D.R.), Inc.	70,133	2,617,364
Interface, Inc., Class A (a)	11,400	107,160
Johnson Controls, Inc.	49,400	3,420,456
Consumer Discretionary (Continued)
KB Home	20,300	$1,546,860
Lee Enterprises, Inc.	10,900	383,571
Leggett & Platt, Incorporated	46,300	1,139,906
Limited Brands	89,630	2,120,646
Liz Claiborne, Inc.	28,000	972,160
Lowe's Companies, Inc.	200,200	12,722,710
Mattel, Inc.	103,985	1,715,753
Maytag Corporation	18,700	322,014
McDonald's Corporation	322,100	11,276,721
McGraw-Hill Companies	96,400	4,920,256
Media General, Inc., Class A	5,600	267,960
Men's Wearhouse, Inc. (a)	13,050	445,919
Meredith Corporation	10,200	558,552
Modine Manufacturing Company	8,700	235,770
New York Times Company, Class A	36,800	1,041,440
Newell Rubbermaid, Inc.	70,978	1,677,920
NIKE, Inc., Class B	49,100	3,974,645
Nordstrom, Inc.	55,800	2,327,976
Office Depot (a)	79,400	2,632,110
Omnicom Group, Inc.	46,000	3,762,340
Penney (J.C.) Company, Inc.	59,500	3,320,100
Pep Boys – Manny, Moe & Jack	14,000	218,400
Phillips-Van Heusen Corporation	9,300	336,009
Pixar (a)	14,000	808,920
Pulte Homes, Inc.	55,200	2,202,480
Radio One, Inc. (a)	5,800	63,104
RadioShack Corporation	33,700	748,140
Ruby Tuesday, Inc.	15,800	452,038
Russell Corporation	8,300	126,824
Scholastic Corporation (a)	9,700	291,485
Scripps (E.W.) Company (The), Class A	21,400	1,034,476
Snap-On Incorporated	15,050	603,957
Spartan Motors, Inc.	3,100	32,922
Stanley Works	18,200	892,528

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Staples, Inc.	186,784	$4,428,649
Starbucks Corporation (a)	196,514	6,229,494
Stride Rite Corporation	10,800	156,276
Target Corporation	225,000	12,318,750
Tiffany & Co.	36,100	1,360,970
Timberland Company (The) (a)	13,400	468,464
Time Warner, Inc.	1,194,520	20,939,936
TJX Companies, Inc.	118,600	3,027,858
Tribune Company	66,756	1,936,592
Tupperware Corporation	12,400	275,280
Univision Communications, Inc., Class A (a)	57,200	1,821,248
Valassis Communications Inc. (a)	12,300	343,170
Value Line, Inc.	900	31,275
Visteon Corporation	34,000	178,500
Washington Post Company, Class B	1,500	1,144,469
Wendy's International, Inc.	30,100	1,774,394
Whirlpool Corporation	17,500	1,411,899
		224,951,947
Consumer Staples 11.7%
Alberto-Culver Company, Class B	19,750	874,925
Albertson's, Inc.	93,400	2,349,010
Avon Products, Inc.	117,000	3,313,440
Campbell Soup Company	48,500	1,451,605
Chiquita Brands International, Inc.	10,800	195,588
Church & Dwight Co., Inc.	15,600	574,080
Clorox Company	38,400	2,298,240
Coca-Cola Company	530,400	21,947,952
Colgate-Palmolive Company	132,500	7,272,925
Costco Wholesale Corporation	121,230	6,048,165
CVS Corporation	209,700	5,821,272
Estée Lauder Companies, Inc. (The), Class A	27,200	991,984
General Mills Incorporated	91,400	4,442,954
Consumer Staples (Continued)
Green Mountain Coffee, Inc. (a)	1,800	$68,940
Hain Celestial Group, Inc. (The) (a)	8,700	202,797
Heinz (H.J.) Company	86,200	2,925,628
Hershey Foods Corporation	46,600	2,385,920
Kellogg Company	66,100	2,835,690
Kimberly-Clark Corporation	120,264	6,869,480
Kroger Company (a)	185,700	3,416,880
Longs Drug Stores Corporation	6,200	216,938
McCormick & Company, Inc.	34,900	1,054,329
Nature's Sunshine Products, Inc.	3,990	70,463
PepsiAmericas, Inc.	16,400	401,636
PepsiCo, Inc.	425,070	24,305,503
Procter & Gamble Company	859,516	50,909,133
Safeway Inc.	115,700	2,712,008
Smucker (J.M.) Company	15,105	657,068
SUPERVALU, Inc.	35,800	1,143,094
Sysco Corporation	159,700	4,899,596
Tootsie Roll Industries, Inc.	6,638	192,834
United Natural Foods, Inc. (a)	10,000	323,300
Walgreen Company	259,000	11,209,520
Whole Foods Market, Inc.	35,200	2,600,224
Wild Oats Markets, Inc. (a)	6,550	79,189
Wrigley (Wm.) Jr. Company	45,900	2,935,763
		179,998,073
Energy 3.7%
Anadarko Petroleum Corporation	60,685	6,543,057
Apache Corporation	84,824	6,406,757
Chesapeake Energy Corp	75,700	2,652,528
Cooper Cameron Corp. (a)	28,400	1,374,276
Devon Energy Corporation	113,644	7,751,657
EOG Resources, Inc.	62,200	5,258,388
Helmerich & Payne, Inc.	13,000	1,018,680

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Energy (Continued)
Kinder Morgan, Inc.	27,100	$2,608,375
National Oilwell Varco, Inc. (a)	44,900	3,415,543
Noble Energy, Inc.	45,000	2,082,600
Pioneer Natural Resources Company	32,700	1,736,370
Rowan Companies, Inc.	28,700	1,286,621
Smith International	51,600	2,322,000
Sunoco, Inc.	34,800	3,312,960
Williams Companies, Inc.	146,800	3,499,712
XTO Energy Inc.	93,100	4,569,348
		55,838,872
Financials 21.2%
AFLAC, Inc.	128,800	6,047,160
Allied Capital Corporation	34,600	986,446
AMBAC Financial Group, Inc.	27,000	2,073,870
American Express Company	318,000	16,679,100
AmSouth Bancorporation	88,900	2,454,529
BB&T Corporation	139,500	5,446,080
Capital One Financial Corporation	77,100	6,422,430
Cathay General Bancorp	12,790	456,731
Chittenden Corporation	11,920	338,170
Chubb Corporation	51,500	4,859,025
Cincinnati Financial Corporation	45,017	2,050,074
Comerica Incorporated	42,500	2,357,475
Edwards (A.G.), Inc.	19,187	912,726
Equity Office Properties Trust	104,600	3,328,372
Fannie Mae	247,865	14,361,298
Fifth Third Bancorp	142,911	5,369,166
First Horizon National Corporation	32,800	1,242,136
FirstFed Financial Corp. (a)	4,500	282,150
Franklin Resources, Inc.	38,100	3,752,850
Freddie Mac	176,800	11,997,648
General Growth Properties	61,434	3,169,994
Golden West Financial	65,500	4,625,610
Hartford Financial Services Group (The)	77,300	6,356,379
Heartland Financial USA, Inc.	3,000	64,860
Janus Capital Group Inc.	54,226	1,132,781
Financials (Continued)
Jefferson-Pilot Corporation	34,025	$1,984,678
KeyCorp	104,600	3,701,794
Lincoln National Corporation	44,600	2,432,038
M&T Bank Corp.	20,400	2,209,320
Maguire Properties Inc.	7,900	267,020
Marsh & McLennan Companies, Inc.	140,100	4,257,639
MBIA, Inc.	34,500	2,123,820
Medallion Financial Corp.	4,300	49,149
Mellon Financial Corporation	107,300	3,784,471
Merrill Lynch & Co., Inc.	235,392	17,670,877
MGIC Investment Corporation	23,100	1,524,831
Moody's Corporation	63,200	4,001,824
Morgan (J.P.) Chase & Co.	896,992	35,655,432
National City Corporation	140,500	4,802,290
Northern Trust Corporation	47,800	2,495,638
PNC Financial Services Group	75,000	4,864,500
Popular Inc.	69,896	1,419,588
Principal Financial Group, Inc.	72,100	3,400,236
Progressive Corporation (The)	50,800	5,336,032
Regions Financial Corp. (New)	117,700	3,905,286
SAFECO Corporation	32,200	1,682,450
Schwab (Charles) Corporation	263,400	3,895,686
SLM Corporation	107,500	6,015,700
Sovereign Bancorp	91,000	1,983,800
St. Paul Travelers Companies, Inc. (The)	177,164	8,039,702
State Street Corporation	83,600	5,054,456
SunTrust Banks, Inc.	92,400	6,601,980
Synovus Financial Corporation	81,150	2,245,421
T. Rowe Price Group, Inc.	33,100	2,529,833
TradeStation Group, Inc. (a)	5,100	90,219
U.S. Bancorp	465,021	13,908,778

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Financials (Continued)
UnumProvident Corporation	75,800	$1,541,014
Wachovia Corporation	398,043	21,824,698
Wainwright Bank & Trust Co.	2,625	27,038
Washington Mutual, Inc.	252,442	10,683,345
Wells Fargo & Company	428,606	26,727,870
Wesco Financial Corporation	400	155,017
		325,660,530
Health Care 13.5%
Affymetrix Inc (a)	16,700	637,606
Allergan, Inc.	33,905	3,946,542
Amgen, Inc. (a)	316,153	23,044,392
Bard (C.R.), Inc.	27,000	1,712,340
Bausch & Lomb Incorporated	13,600	918,680
Baxter International, Inc.	159,400	5,873,890
Becton Dickinson and Company	64,800	4,199,040
Biogen Idec Inc. (a)	86,950	3,891,013
Biomet, Inc.	64,100	2,423,621
Boston Scientific Corporation (a)	151,400	3,311,118
CIGNA Corporation	32,100	3,903,360
Cross Country Healthcare, Inc. (a)	3,800	75,088
Dionex Corporation (a)	5,600	296,968
Fisher Scientific International (a)	31,800	2,126,466
Forest Laboratories, Inc. (a)	86,700	4,012,476
Genzyme Corporation (a)	66,500	4,717,510
Guidant Corporation	85,438	6,288,237
Hillenbrand Industries, Inc.	15,500	762,910
Humana, Inc. (a)	41,900	2,336,763
IMS Health, Inc.	59,613	1,466,480
Invacare Corporation	7,700	266,343
Invitrogen Corporation (a)	13,300	916,104
Johnson & Johnson	762,780	43,890,361
King Pharmaceuticals Inc. (a)	63,500	1,190,625
Manor Care, Inc.	19,800	774,180
McKesson HBOC, Inc.	79,120	4,193,360
Health Care (Continued)
MedImmune, Inc. (a)	63,400	$2,163,208
Medtronic, Inc.	309,800	17,494,406
Merck & Co., Inc.	560,200	19,326,900
Millipore Corporation (a)	13,700	942,286
Molina Healthcare Inc. (a)	5,300	140,238
Mylan Laboratories, Inc.	55,975	1,102,708
Quest Diagnostics Incorporated	42,700	2,110,661
St. Jude Medical, Inc. (a)	94,300	4,632,959
Stryker Corporation	75,100	3,747,490
Synovis Life Technologies, Inc. (a)	2,600	26,260
Thermo Electron Corporation (a)	41,800	1,406,152
UnitedHealth Group Incorporated	349,434	20,763,368
Waters Corporation (a)	28,000	1,174,600
Watson Pharmaceuticals (a)	26,300	870,267
Zimmer Holdings, Inc. (a)	63,600	4,385,219
		207,462,195
Industrials 6.6%
3M Company	194,600	14,157,150
Alaska Air Group, Inc. (a)	6,900	220,317
American Power Conversion	43,400	1,028,580
AMR Corporation (a)	35,200	799,040
Apogee Enterprises, Inc.	7,400	136,604
Avery Dennison Corporation	28,300	1,690,642
Baldor Electric Company	6,000	179,280
Banta Corporation	6,550	334,836
Brady Corporation, Class A	12,000	477,240
CLARCOR, Inc.	12,900	439,632
Cooper Industries, Inc., Class A	23,300	1,902,445
Cummins, Inc.	12,200	1,187,060
Deere & Company	61,900	4,441,944
Deluxe Corporation	13,100	350,818
Donaldson Company, Inc.	16,900	583,895
Donnelley (R.R.) & Sons Company	56,000	1,825,600
Emerson Electric Company	105,000	8,132,250

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Industrials (Continued)
Fastenal Company	32,400	$1,236,060
FedEx Corporation	77,500	7,839,125
GATX Corporation	12,600	500,346
Graco, Inc.	17,952	721,311
Grainger (W.W.), Inc.	19,800	1,404,414
Granite Construction Incorporated	7,725	312,708
Herman Miller, Inc.	17,300	524,190
HNI Corporation	14,100	813,570
Hubbell Incorporated, Class B	15,060	676,947
Ikon Office Solutions	32,800	387,696
Illinois Tool Works, Inc.	52,700	4,442,083
JetBlue Airways Corporation (a)	38,550	502,692
Kadant Inc. (a)	3,700	71,188
Kansas City Southern Industries, Inc. (a)	18,900	491,022
Kelly Services, Inc.	5,075	135,909
Lawson Products, Inc.	400	16,896
Lincoln Electric Holdings, Inc.	11,000	489,610
Masco Corporation	109,300	3,240,745
Milacron, Inc. (a)	12,633	17,181
Monster Worldwide (a)	31,200	1,330,992
Nordson Corporation	8,000	363,360
Norfolk Southern Corporation	104,200	5,193,328
Pall Corp.	31,100	895,680
Pitney Bowes, Inc.	58,200	2,487,468
Robert Half International, Inc.	44,300	1,618,279
Ryder System, Inc.	15,800	706,260
Smith (A.O.) Corporation	5,200	224,068
Southwest Airlines Co.	179,662	2,957,237
SPX Corporation	17,230	822,043
Standard Register Company	4,700	85,305
Steelcase, Inc.	13,300	224,105
Tennant Company	2,300	124,660
Thomas & Betts Corporation (a)	12,800	571,520
Toro Company	10,800	477,468
Trex Company, Inc. (a)	3,700	92,426
United Parcel Service, Inc., Class B	282,633	21,172,038
YRC Worldwide Inc. (a)	14,780	736,635
		101,793,898
Information Technology 20.3%
3Com Corporation (a)	103,000	$470,710
Adaptec, Inc. (a)	27,400	149,056
ADC Telecommunications (a)	30,028	761,510
Adobe Systems Incorporated	154,800	6,148,656
Advanced Micro Devices, Inc. (a)	103,500	4,332,510
Advent Software, Inc. (a)	4,200	110,292
Analog Devices, Inc.	93,900	3,734,403
Andrew Corporation (a)	43,800	568,086
Apple Computer, Inc. (a)	215,800	16,295,058
Applied Materials, Inc.	414,700	7,900,035
Arrow Electronics, Inc. (a)	31,000	1,065,160
Autodesk, Inc.	59,800	2,427,282
Automatic Data Processing, Inc.	148,474	6,523,948
BMC Software, Inc. (a)	55,400	1,224,340
CDW Corporation	16,500	924,000
Ceridian Corporation (a)	38,300	945,244
Cisco Systems, Inc. (a)	1,574,414	29,236,868
Coherent, Inc. (a)	7,700	238,392
Compuware Corporation (a)	98,800	814,112
Convergys Corp. (a)	35,500	610,600
Dell Inc. (a)	602,786	17,667,658
Electronic Arts Inc. (a)	76,800	4,191,744
Electronic Data Systems Corporation	134,300	3,383,017
EMC Corporation (a)	611,200	8,190,080
Entegris, Inc. (a)	20,000	210,000
Gerber Scientific, Inc. (a)	5,700	63,384
Hewlett-Packard Company	733,910	22,883,314
Imation Corporation	9,100	412,503
Intel Corporation	1,545,555	32,873,955
Lexmark International Group, Inc. (a)	30,300	1,471,671
LSI Logic Corporation (a)	102,300	936,045
Lucent Technologies, Inc. (a)	1,144,492	3,021,459
Merix Corporation (a)	3,750	30,563

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Information Technology (Continued)
Micron Technology, Inc. (a)	159,100	$2,335,588
Microsoft Corporation	2,346,030	66,040,745
Molex Incorporated	36,946	1,117,617
National Semiconductor Corporation	87,700	2,474,017
Novell, Inc. (a)	100,000	974,000
Novellus Systems, Inc. (a)	34,300	972,405
Palm Inc. (a)	11,604	458,126
Paychex, Inc.	85,900	3,122,465
Plantronics Inc.	11,000	385,000
Polycom Inc. (a)	24,300	470,934
Qualcomm, Inc.	421,200	20,200,752
Red Hat, Inc. (a)	40,700	1,178,265
Salesforce.com, Inc. (a)	17,500	718,375
Sapient Corporation (a)	15,500	102,300
Scientific-Atlanta, Inc.	39,000	1,667,640
Solectron Corporation (a)	235,200	898,464
Sun Microsystems, Inc. (a)	876,300	3,943,350
Symantec Corporation (a)	278,400	5,116,992
Tektronix, Inc.	22,100	651,950
Tellabs, Inc. (a)	113,700	1,454,223
Texas Instruments, Inc.	414,178	12,106,422
Xerox Corporation (a)	246,200	3,523,121
Xilinx, Inc.	88,900	2,503,423
		312,231,829
Materials 1.7%
Air Products & Chemicals, Inc.	56,800	3,503,992
Airgas, Inc.	17,800	690,284
Aleris International, Inc. (a)	7,900	328,798
Bemis Company, Inc.	28,000	854,560
Cabot Corporation	16,300	639,286
Calgon Carbon Corporation	10,100	73,326
Caraustar Industries, Inc. (a)	7,200	78,336
Crown Holdings, Inc. (a)	43,200	808,272
Ecolab, Inc.	46,800	1,675,908
Engelhard Corporation	31,400	1,265,420
Fuller (H.B.) Company	7,300	275,867
Lubrizol Corporation	18,100	827,894
MeadWestvaco Corp.	45,812	1,222,722
Materials (Continued)
Minerals Technologies, Inc.	5,300	$296,111
Nucor Corporation	40,100	3,377,623
Praxair, Inc.	82,900	4,367,172
Rock-Tenn Company, Class A	9,000	125,820
Rohm & Haas Company	36,587	1,862,278
Schnitzer Steel Industries Inc., Class A	5,800	193,952
Sealed Air Corporation (a)	21,000	1,160,670
Sigma-Aldrich Corporation	17,000	1,102,960
Sonoco Products Company	25,645	794,226
Valspar Corporation	26,200	713,164
Wausau-Mosinee Paper Corporation	10,500	133,875
Wellman, Inc.	4,400	31,240
Worthington Industries, Inc.	17,100	352,773
		26,756,529
Telecommunication Services 5.4%
AT&T Inc.	1,001,167	25,980,284
BellSouth Corporation	469,300	13,501,761
Citizens Communications Company	86,767	1,064,631
Sprint Nextel Corporation	756,800	17,323,152
Telephone and Data Systems, Inc.	26,000	931,580
Verizon Communications	748,622	23,701,372
		82,502,780
Utilities 0.8%
AGL Resources, Inc.	20,600	737,068
Cascade Natural Gas Corporation	2,900	58,406
Cleco Corporation	12,200	267,546
Energen Corporation	19,400	756,988
Equitable Resources, Inc.	30,700	1,132,830
IDACORP, Inc.	11,300	357,758
KeySpan Corporation	44,800	1,609,216
MGE Energy, Inc.	4,400	151,844

Domini Social Index Trust / Portfolio of Investments (Continued)

January 31, 2006 (unaudited)

Security	Shares	Value
Utilities (Continued)
National Fuel Gas Company	21,800	$717,220
NICOR, Inc.	11,400	466,260
NiSource, Inc.	71,347	1,464,754
Northwest Natural Gas Company	6,500	231,335
OGE Energy Corporation	24,200	657,030
Peoples Energy Corporation	9,400	349,868
Pepco Holdings, Inc.	49,500	1,138,995
Utilities (Continued)
Questar Corporation	22,000	$1,792,560
Southern Union Company (a)	25,521	643,129
WGL Holdings	12,600	392,868
		12,925,675
Total Investments — 99.6%
(Cost $1,223,232,958)(b)		1,530,122,328
Other Assets, less liabilities — 0.4%		6,183,253
Net Assets — 100.0%		$1,536,305,581

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,332,211,911. The aggregate gross unrealized appreciation is $424,058,756 and the aggregate gross unrealized depreciation is $226,148,339, resulting in net unrealized appreciation of $197,910,417.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO FINANCIAL STATEMENTS

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Financial Statements

Domini Social Index Trust

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investments at value (Cost $1,223,232,958)	$1,530,122,328
Cash	2,002,275
Receivable for securities sold	3,064,025
Dividends receivable	2,172,009
Total assets	1,537,360,637
LIABILITIES:
Payable for securities purchased	718,342
Management fee payable (Note 2)	262,887
Other accrued expenses	73,827
Total liabilities	1,055,056
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,536,305,581

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends		$13,063,934

EXPENSES:
Management fee (Note 2)	$1,555,270
Custody fees (Note 3)	80,665
Professional fees	13,980
Trustees fees	29,162
Miscellaneous	4,870
Total expenses	1,683,947
Fees paid indirectly (Note 3)	(50,478)
Net expenses		1,633,469
NET INVESTMENT INCOME		11,430,465
Net realized loss on investments:
Proceeds from sales	$229,688,347
Cost of securities sold	(253,474,723)
Net realized loss on investments		(23,786,376)
Net changes in unrealized appreciation of investments:
Beginning of period	$243,472,010
End of period	306,889,370
Net change in unrealized appreciation		63,417,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$51,061,449

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Statements of Changes in Net Assets

	Six Months Ended January 31, 2006	Year Ended July 31, 2005
	(UNAUDITED)
INCREASE IN NET ASSETS:
From Operations:
Net investment income	$11,430,465	$30,432,256
Net realized loss on investments	(23,786,376)	(44,227,615)
Net change in unrealized appreciation of investments	63,417,360	185,523,361
Net Increase in Net Assets Resulting from Operations	51,061,449	171,728,002
Transactions in Investors' Beneficial Interest:
Additions	143,616,049	238,673,782
Reductions	(270,340,480)	(325,346,892)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	(126,724,431)	(86,673,110)
Total Increase/(Decrease) in Net Assets	(75,662,982)	85,054,892
NET ASSETS:
Beginning of period	1,611,968,563	1,526,913,671
End of period	$1,536,305,581	$1,611,968,563

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Trust

Financial Highlights

	Six Months Ended January 31, 2006 (Unaudited)		Year Ended July 31,
			2005		2004		2003		2002		2001
Net assets (in millions)	$1,536		$1,612		$1,527		$1,318		$1,239		$1,729
Total return	3.50%		11.48%		12.01%		12.13%		(22.71)%		(17.28)%
Ratio of net investment income to average net assets (annualized)	1.47%		1.92%		1.25%		1.32%		1.02%		0.78%
Ratio of expenses to average net assets (annualized)	0.21	%(2)	0.22	%(2)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)
Portfolio turnover rate	7%		9%		8%		8%		13%		19%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.22%, 0.23%, 0.24%, 0.23%, 0.22%, and 0.21% for the six months ended January 31, 2006, and for the years ended July 31, 2005, 2004, 2003, 2002, and 2001, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL INDEX TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Trust (the "Portfolio") is a series of Domini Social Trust (formerly Domini Social Index Portfolio) (the "Trust") which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. The Domini European Social Equity Trust, another series of the Trust, commenced operations on October 3, 2005.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2006, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $112,254,457 and $229,688,347, respectively. For the six months ended January 31, 2006, custody fees of the Portfolio were reduced by $50,478, which was compensation for uninvested cash left on deposit with the custodian.

Domini Social Index Trust—Notes to Financial Statements  27

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Domini Institutional Social Equity Fund

Statement of Assets and Liabilities

January 31, 2006 (Unaudited)

ASSETS:
Investment in Domini Social Index Trust, at value (Note 1)	$244,840,801
Receivable capital shares	8,788
Total assets	244,849,589
LIABILITIES:
Payable for capital shares	108,950
Sponsorship fee payable	20,000
Other accrued expenses	17,613
Total liabilities	146,563
NET ASSETS	$244,703,026
NET ASSETS CONSIST OF:
Paid-in capital	$324,637,418
Undistributed net investment income	302,971
Accumulated net realized loss from Portfolio	(54,351,202)
Net unrealized depreciation from Portfolio	(25,886,161)
$244,703,026
Shares outstanding	13,198,652
NET ASSET VALUE AND OFFERING PRICE PER SHARE* ($244,703,026 ÷ 13,198,652 outstanding shares of beneficial interest)	$18.54

*

Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Statement of Operations

Six Months Ended January 31, 2006 (Unaudited)

INCOME:
Investment income from Portfolio	$2,017,323
Expenses from Portfolio	(253,376)
Net investment income from Portfolio	1,763,947
EXPENSES:
Sponsor fee (Note 2)	300,511
Professional fees	6,309
Miscellaneous	13,082
Printing	7,371
Registration	9,312
Trustees fees	4,088
Accounting fees	7,413
Transfer agent fees	761
Total Expenses	348,847
Fees Waived (Note 2)	(127,267)
Net Expenses	221,580
NET INVESTMENT INCOME	1,542,367
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM PORTFOLIO:
Net realized loss from Portfolio	(3,591,596)
Net change in unrealized appreciation from Portfolio	9,517,792
Net realized and unrealized gain from Portfolio	5,926,196
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,468,563

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31, 2005
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$1,542,367	$3,664,684
Net realized loss from Portfolio	(3,591,596)	(5,807,233)
Net change in unrealized appreciation from Portfolio	9,517,792	23,389,147
Net Increase in Net Assets Resulting from Operations	7,468,563	21,246,598
Distributions and/or Dividends:
Dividends to shareholders from net investment income	(1,483,110)	(3,873,771)
Net Decrease in Net Assets from Dividends and/or Distributions	(1,483,110)	(3,873,771)
Capital Share Transactions:
Proceeds from sale of shares	28,591,982	68,479,071
Net asset value of shares issued in reinvestment of dividends and distributions	1,210,585	3,011,128
Payments for shares redeemed*	(35,452,563)	(43,281,925)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(5,649,996)	28,208,274
Total Increase in Net Assets	335,457	45,581,101
NET ASSETS:
Beginning of period	244,367,569	198,786,468
End of period (including undistributed net investment income of $302,971 and $243,714, respectively)	$244,703,026	$244,367,569
OTHER INFORMATION
Share Transactions:
Sold	1,549,076	3,866,916
Issued in reinvestment of dividends and/or distributions	66,594	173,175
Redeemed	(1,960,768)	(2,530,656)
Net Increase/(Decrease)	(345,098)	1,509,435

*

Net of redemption fee proceeds of $0 and $1,813 for the six months ended January 31, 2006 and year ended July 31, 2005, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Financial Highlights

	Six Months Ended January 31, 2006 (Unaudited)	Year Ended July 31,
		2005	2004	2003	2002	2001

For a share outstanding for the period:
Net asset value, beginning of period	$18.04	$16.52	$14.90	$13.51	$18.53	$23.15
Income/(loss) from investment operations:
Net investment income	0.07	0.30	0.18	0.19	0.17	0.14
Net realized and unrealized gain/(loss) on investments	0.49	1.54	1.60	1.41	(4.28)	(4.14)
Total income/(loss) from investment operations	0.56	1.84	1.78	1.60	(4.11)	(4.00)
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.06)	(0.32)	(0.16)	(0.21)	(0.16)	(0.12)
Distributions to shareholders from net realized gain	—	—	—	—	(0.75)	(0.50)
Total dividends and distributions	(0.06)	(0.32)	(0.16)	(0.21)	(0.91)	(0.62)
Net asset value, end of period	$18.54	$18.04	$16.52	$14.90	$13.51	$18.53
Total return	3.39%	11.22%	11.97%	12.05%	(23.05)%	(17.37)%
Portfolio turnover*	7%	9%	8%	8%	13%	19%
Ratio/supplemental data (annualized):
Net assets, end of year (in millions)	$245	$244	$199	$190	$243	$416
Ratio of expenses to average net assets	0.40%(1)	0.39%(1)	0.37%(1)	0.30%(1)	0.30%(1)	0.30%(1)
Ratio of net investment income to average net assets	1.28%	1.77%	1.13%	1.24%	0.93%	0.69%

*

For the Portfolio in which the Fund invests.

(1)

Reflects a waiver of fees by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees, the ratio of expenses to average net assets would have been 0.50% for the six months ended January 31, 2006, and 0.51%, 0.54%, 0.53%, 0.50%, and 0.50%, for the years ended July 31, 2005, 2004, 2003, 2002, and 2001, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Notes to Financial Statements

January 31, 2006 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Institutional Social Equity Fund is a series of the Domini Institutional Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Index Trust (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The Portfolio is a series of Domini Social Trust (formerly Domini Social Index Portfolio). The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 15.9% at January 31, 2006). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund commenced operations on May 30, 1996.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders: The Fund earns income daily, net of Portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(C) Federal Taxes: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Other: All net investment income and realized and unrealized gains and losses of the Portfolio are allocated daily pro rata among the Fund and the other investors in the Portfolio.

(E) Redemption Fees: Redemptions and exchanges of Fund shares held less than 60 days may be subject to the Fund's redemption fee which is 2% of the amount redeemed. Such fees are retained by the Fund.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

(C) Sponsor. Pursuant to a Sponsorship Agreement, Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini to the Portfolio under the Management Agreement, Domini answers questions from the general public and the media regarding the composition of the Index and the securities holdings of the Portfolio. For these services and facilities, Domini receives fees computed and paid monthly from the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund. Domini is contractually waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.40% of the average daily net assets of the Fund until November 30, 2006, absent an earlier modification by the Board of Trustees, which oversees the Fund. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2006, Domini waived fees totaling $127,267.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2006, additions and reductions in the Fund's investment in the Portfolio aggregated $74,866,647 and $35,837,122, respectively.

34  Domini Institutional Social Equity Fund — Notes to Financial Statements

Proxy Voting Information

The Domini Funds' Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

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DOMINI FUNDS

P.O. Box 9785
Providence, RI 02940-9785
1-800-582-6757
www.domini.com

Investment Manager and Sponsor:

Domini Social Investments LLC
536 Broadway, 7th Floor
New York, NY 10012

Investment Submanager:

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Distributor:

DSIL Investment Services LLC
536 Broadway, 7th Floor
New York, NY 10012
1-800-762-6814

Transfer Agent:

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian:

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP
99 High Street
Boston, MA 02110

Legal Counsel:

Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CUSIP# 257131102

Printed on recycled paper

Item 2.	Code of Ethics.

(a)	Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)   Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)   Not applicable to a semi-annual report.

(a)(2)   Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)   Not applicable to the registrant.

(b)   A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By:	/s/ Amy L. Domini
Amy L. Domini President

Date: April 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini President (Principal Executive Officer)

Date: April 5, 2006

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date: April 5, 2006